MARCH 24, 2016

SUPPLEMENT TO

HARTFORD REAL TOTAL RETURN FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

SUMMARY PROSPECTUS DATED MARCH 1, 2016

Effective immediately, Rick A. Wurster, CFA no longer serves as a portfolio manager to Hartford Real Total Return Fund (the “Fund”). Accordingly, all references to Mr. Wurster in the Summary Prospectus are deleted in their entirety. Stephen A. Gorman, CFA will continue to serve as a portfolio manager for the Fund.

This Supplement should be retained with your Summary Prospectus for future reference.

HV-7264	March 2016